Merger - Schedule of Fair Value Adjustments made to Amortized Cost Basis (Detail) $ in Thousands	Sep. 18, 2021 USD ($)
Business Acquisition [Line Items]
Unpaid principal balance at merger	$ 425,015
Fair value of acquired loans	415,905
Pool of Homogeneous Loans [Member]
Business Acquisition [Line Items]
Interest rate fair value adjustment on pools of homogeneous loans	(1,520)
Credit fair value adjustments	(6,347)
Purchased Credit Impaired Loans [Member]
Business Acquisition [Line Items]
Credit fair value adjustments	$ (1,243)